Alliance
Municipal
Trust

-Pennsylvania
 Portfolio

                                        Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2002
(unaudited)

STATEMENT OF NET ASSETS                               Alliance Municipal Trust -
December 31, 2002 (unaudited)                             Pennsylvania Portfolio
================================================================================

 Principal
  Amount
   (000)  Security(a)               Yield                      Value
--------------------------------------------------------------------
          MUNICIPAL
          BONDS - 83.7%
          PENNSYLVANIA - 80.2%
          Allegheny County
          Hospital Development
          (Covenant At South Hills)
          Series 01B
$   4,000 2/01/08 (b)..........      1.60%           $     4,000,000
          Allegheny County IDA
          (Karrington of South
          Hills Assisted Living)
          Series 96 AMT
    1,300 7/01/26 (b)..........      1.65                  1,300,000
          Allegheny County IDA
          (United Jewish
          Federation Project)
          Series 96A
    4,655 10/01/26 (b).........      1.65                  4,655,000
          Allegheny County IDA
          (UPMC Health Systems)
          Series 02C
    2,000 3/01/15 (b)..........      1.65                  2,000,000
          Beaver County IDA
          (BASF Corp. Project)
          Series 97 AMT
    3,500 9/01/32 (b)..........      1.85                  3,500,000
          Bucks County IDA
          (SHV Real Estate, Inc.
          Project)
          Series 85
    1,900 7/01/15 (b)..........      1.20                  1,900,000
          Chartiers Valley IDA
          (Asbury Villas)
          Series 00B
    5,160 12/01/30 (b).........      1.60                  5,160,000
          Cumberland County
          (Wesley Affiliated
          Services Inc.)
          Series 02C
    7,000 1/01/37 (b)..........      1.60                  7,000,000
          Delaware County IDA
          (Sunoco, Inc.)
          Series 98
    2,200 11/01/33 (b).........      1.55                  2,200,000
          Elk County IDA
          (Willamette Industries
          Project)
          Series 92 AMT
    5,000 8/01/10 (b)..........      1.65                  5,000,000
          Emmaus Local
          Government Pooled
          Bond Program
          Series 89B-22
    3,300 3/01/24 (b)..........      1.60                  3,300,000
          Indiana County IDA
          (Conemaugh Project)
          Series 97A AMT
    2,605 6/01/27 (b)..........      1.65                  2,605,000
          Lehigh County IDA
          (Allegheny Electrical
          Coop, Inc.)
          Series 85A
    1,900 12/01/15 (b).........      1.20                  1,900,000
          Pennsylvania Economic
          Development Finance
          Authority
          (Reliant Energy Seward
          LLC Project)
          Series 02A AMT
    5,000 12/01/36 (b).........      1.60                  5,000,000
          Pennsylvania Higher
          Education Facilities
          Authority
          (University of Sciences
          Philadelphia)
          Series 02
    4,000 5/01/32 (b)..........      1.57                  4,000,000
          Pennsylvania Higher
          Education Facility
          (University Pennsylvania)
          Series 94B
   10,000 1/01/24 (b)..........      1.60                  10,000,000
          Pennsylvania Higher
          Educational Facility
          Authority
          (Holy Family College
          Project)
          Series 02B
    3,250 12/01/32 (b).........      1.65                  3,250,000
          Pennsylvania State
          Higher Education
          (Student Loan Revenue
          Bonds)
          Series 01B AMT FSA
    3,500 7/01/03..............      1.98                  3,519,880

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                       Pennsylvania Portfolio
================================================================================

 Principal
  Amount
   (000)  Security(a)               Yield                      Value
--------------------------------------------------------------------
          Pennsylvania State
          Higher Education FSA
          (Student Loan Revenue
          Bonds)
          Series 02B AMT
$   1,250 7/01/03..............      2.05%           $     1,253,939
          Philadelphia Hospital
          & Higher Education
          Facilities
          (Wills Eye Hospital
          Project)
          Series 00
    2,200 11/01/30 (b).........      1.70                  2,200,000
          Philadelphia IDA
          (Cliveden-Maplewood
          Convention)
          Series 99
    2,000 1/01/24 (b)..........      1.65                  2,000,000
          Philadelphia IDA
          (Girard Estate Facilities
          Leasing)
          Series 01
    2,200 11/01/31 (b).........      1.70                  2,200,000
          Philadelphia IDA
          (Performing Arts Center
          Project)
          Series 00
    1,000 6/01/25 (b)..........      1.55                  1,000,000
          Philadelphia IDA
          (School For The Deaf)
          Series 02
    2,000 11/01/32 (b).........      1.60                  2,000,000
          Philadelphia School
          District TRANS
          Series 02
    3,800 6/30/03..............      1.50                  3,823,015
          Schuylkill County IDA
          (Northeastern Power Co.
          Project)
          Series 97A
    3,800 12/01/22 (b).........      1.70                  3,800,000
          Washington County
          (Higher Education
          Pooled Equipment Lease)
          Series 85A
    2,100 11/01/05 (b).........      1.65                  2,100,000
                                                     ---------------
                                                          90,666,834
                                                     ---------------
          PUERTO RICO - 3.1%
          Puerto Rico
          Commonwealth
          TRANS
          Series 02
    3,500 7/30/03..............      1.48                  3,520,262
                                                     ---------------
          WASHINGTON - 0.4%
          Pierce County
          Economic
          Development
          (Truss Company
          Project) AMT
      400 1/01/20 (b)..........      1.80                    400,000
                                                     ---------------
          Total Municipal
          Bonds
          (amortized cost
          $94,587,096).........                           94,587,096
                                                     ---------------
          COMMERCIAL
          PAPER - 15.4%
          COLORADO - 1.8%
          Denver Airport
          (Sys Subordinate Rev
          Bonds)
          Series 00A AMT
    2,000 3/14/03..............      1.35                  2,000,000
                                                     ---------------
          FLORIDA - 2.1%
          Miami-Dade County
          (Miami International
          Airport)
          Series A
    2,400 2/11/03..............      1.30                  2,400,000
                                                     ---------------
          KENTUCKY - 1.8%
          Pendleton County
          (KY Assoc. of Cnty
          Leasing)
    2,000 1/09/03..............      1.65                  2,000,000
                                                     ---------------
          PENNSYLVANIA - 9.7%
          Montgomery County
          IDA
          (Exelon Generation Co.)
          Series 01B AMT
    2,000 1/10/03..............      1.50                  2,000,000
          Montgomery County
          IDA
          (Exelon Generation Co.)
          Series 96A
    2,000 2/03/03..............      1.20                  2,000,000

                                                      Alliance Municipal Trust -
                                                          Pennsylvania Portfolio
================================================================================

 Principal
  Amount
   (000)  Security(a)               Yield                      Value
--------------------------------------------------------------------
          Montgomery County
          IDA
          (Exelon Generation Co.)
          Series 96A
$   2,000 1/24/03..............      1.40%           $     2,000,000
          Venango IDA
          (Scrubgrass Project)
          Series 90A AMT
    2,000 3/03/03..............      1.35                  2,000,000
          Venango IDA
          (Scrubgrass Project)
          Series 93 AMT
    1,000 3/14/03..............      1.35                  1,000,000
          Venango IDA
          (Scrubgrass Project)
          Series B AMT
    2,000 2/14/03..............      1.35                  2,000,000
                                                     ---------------
                                                          11,000,000
                                                     ---------------
          Total Commercial Paper
          (amortized cost
          $17,400,000).........                           17,400,000
                                                     ---------------
          TOTAL
          INVESTMENTS - 99.1%
          (amortized cost
          $111,987,096)........                          111,987,096
          Other assets less
          liabilities - 0.9%...                            1,024,230
                                                     ---------------
          NET ASSETS - 100%
          (offering and redemption
          price of $1.00 per share;
          113,011,326 shares
          outstanding).........                      $   113,011,326
                                                     ===============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   - Alternative Minimum Tax
      FSA   - Financial Security Assurance
      IDA   - Industrial Development Authority
      TRANS - Tax Revenue Anticipation Notes

   See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Six Months Ended December 31, 2002 (unaudited)            Pennsylvania Portfolio
================================================================================

INVESTMENT INCOME
   Interest ............................................................................                                $    694,861
EXPENSES
   Advisory fee (Note B) ...............................................................         $     235,074
   Distribution assistance and administrative service (Note C) .........................               213,740
   Custodian fees ......................................................................                36,946
   Transfer agency (Note B) ............................................................                25,433
   Audit and legal fees ................................................................                16,535
   Printing ............................................................................                 7,019
   Trustees' fees ......................................................................                 1,140
   Miscellaneous .......................................................................                   650
                                                                                                 -------------
   Total expenses ......................................................................               536,537
   Less: expense reimbursement (Note B) ................................................               (66,390)
                                                                                                 -------------
   Net expenses ........................................................................                                     470,147
                                                                                                                        ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............................................                                $    224,714
                                                                                                                        ============


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                                 Six Months Ended      Year Ended
                                                                                                 December 31, 2002      June 30,
                                                                                                    (unaudited)           2002
                                                                                                 -----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ..................................................                      $         224,714   $      721,261
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income ..................................................                               (224,714)        (721,261)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) .......................................                             31,897,771       (1,720,797)
                                                                                                 -----------------   --------------
   Total increase (decrease) ..............................................                             31,897,771       (1,720,797)
NET ASSETS
   Beginning of period ....................................................                             81,113,555       82,834,352
                                                                                                 -----------------   --------------
   End of period ..........................................................                      $     113,011,326   $   81,113,555
                                                                                                 =================   ==============

================================================================================

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                         Alliance Municipal Trust -
December 31, 2002 (unaudited)                             Pennsylvania Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio (the "Portfolio"), Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. The Portfolio commenced operations on July 31, 2000. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2002, the reimbursement amounted to $66,390.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2002.

For the six months ended December 31, 2002, the Portfolio expenses were reduced by $300 under an expense offset arrangement with AGIS.

                                                      Alliance Municipal Trust -
NOTES TO FINANCIAL STATEMENTS (continued)                 Pennsylvania Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $117,537. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $96,203, a portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. For tax purposes at June 30, 2002, the Portfolio had undistributed tax exempt income of $41,075. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2002, capital paid-in aggregated $113,011,326. Transactions, all at $1.00 per share, were as follows:

                                                          Six Months Ended         Year Ended
                                                          December 31, 2002         June 30,
                                                             (unaudited)              2002
                                                          =================     ================
Shares sold .............................................       172,432,813          309,912,793
Shares issued on reinvestments of dividends .............           224,714              721,261
Shares redeemed .........................................      (140,759,756)        (312,354,851)
                                                          -----------------     ----------------
Net increase (decrease) .................................        31,897,771           (1,720,797)
                                                          =================     ================

--------------------------------------------------------------------------------

*     Commencement of operations.

                                                      Alliance Municipal Trust -
FINANCIAL HIGHLIGHTS                                      Pennsylvania Portfolio
================================================================================
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Six Months Ended      Year      July 31, 2000 (a)
                                                         December 31, 2002     Ended            to
                                                            (unaudited)    June 30, 2002   June 30, 2001
                                                         ----------------- ------------- ------------------
Net asset value, beginning of period ...............          $   1.00        $  1.00        $  1.00
                                                              --------        -------        -------
Income From Investment Operations
Net investment income (b) ..........................              .003           .008           .026
                                                              --------        -------        -------
Less: Dividends
Dividends from net investment income ...............             (.003)         (.008)         (.026)
                                                              --------        -------        -------
Net asset value, end of period .....................          $   1.00        $  1.00        $  1.00
                                                              ========        =======        =======

Total Return
Total investment return based on net asset value (c)               .25%           .81%          2.61%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........          $113,011        $81,114        $82,834
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....              1.00%(d)       1.00%          1.00%(d)
   Expenses, before waivers and reimbursements .....              1.14%(d)       1.18%          1.22%(d)
Net investment income (b) ..........................               .48%(d)        .79%          2.79%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                                      Alliance Municipal Trust -
                                                          Pennsylvania Portfolio
================================================================================
Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll free 1(800) 221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

8
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Alliance Municipal Trust - Pennsylvania Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

Option |1|  Option |2|  Fund Code |8| |7| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTPASR1202